Master Trust Investments - Schedule of Master Trust Net Assets (Details) - EBP Salaried DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets	$ 4,591,196	$ 4,184,548
Master Trust | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	4,950,871
Fully benefit-responsive investment contracts	494,528
Total Investments	5,445,399
EBP, Other Receivable	560
Administrative expenses	(963)
Net assets	5,460,385
Master Trust | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	4,119,352
Fully benefit-responsive investment contracts	364,901
Total Investments	4,484,253
Net assets	4,496,503
Master Trust | Altria Stock | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	1,456,691
Interest and dividend income	15,360
Master Trust | Altria Stock | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	1,006,643
Interest and dividend income	12,250
Master Trust | Cash and cash equivalents | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	40
Master Trust | Cash and cash equivalents | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	17
Master Trust | Collective investment funds | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	2,688,978
Master Trust | Collective investment funds | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	2,391,388
Master Trust | Registered investment companies | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	651,804
Master Trust | Registered investment companies | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	594,094
Master Trust | Government securities | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	137,213
Master Trust | Government securities | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	116,724
Master Trust | Other | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	16,145
Interest and dividend income	29
Master Trust | Other | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	$ 10,486
Master Trust B | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,609
Total Investments		1,357,609
Net assets		1,372,971
Master Trust B | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		940,740
Total Investments		940,740
Net assets		952,942
Master Trust B | Altria Stock | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,573
Interest and dividend income		15,362
Master Trust B | Altria Stock | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		940,726
Interest and dividend income		12,202
Master Trust B | Cash and cash equivalents | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		36
Master Trust B | Cash and cash equivalents | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		$ 14